  The following information revises and supersedes, as applicable, the information contained in the Prospectuses of the Funds listed below.

  Supplement dated April 30, 2002 to Prospectuses of the Funds indicated below:

  The initial sales charge waiver on Class L and O shares available to shareholders who held Class C shares of a Smith Barney fund on June 12, 1998 has been extended to June 22, 2003.

             SMITH BARNEY TRUST II
                SMITH BARNEY CAPITAL
                  PRESERVATION FUND              March 29, 2002
                SMITH BARNEY DIVERSIFIED LARGE
                  CAP GROWTH FUND                February 28, 2002
                SMITH BARNEY SMALL CAP GROWTH
                  OPPORTUNITIES FUND             February 28, 2002
             SMITH BARNEY AGGRESSIVE GROWTH
               FUND INC.                         December 28, 2001
             SMITH BARNEY ARIZONA MUNICIPALS
               FUND INC.                         September 28, 2001
             SMITH BARNEY CALIFORNIA MUNICIPALS
               FUND INC.                         June 28, 2001
             SMITH BARNEY ALLOCATION SERIES INC. May 31, 2001
                BALANCED PORTFOLIO
                CONSERVATIVE PORTFOLIO
                GLOBAL PORTFOLIO
                GROWTH PORTFOLIO
                HIGH GROWTH PORTFOLIO
                INCOME PORTFOLIO
             SMITH BARNEY EQUITY FUND INC.       May 31, 2001
                SMITH BARNEY SOCIAL AWARENESS
                  FUND
             SMITH BARNEY FUNDAMENTAL VALUE
               FUND INC.                         January 28, 2002

           SMITH BARNEY INCOME FUNDS
              SMITH BARNEY BALANCED FUND       November 28, 2001
              SMITH BARNEY CONVERTIBLE FUND    November 28, 2001
              SMITH BARNEY DIVERSIFIED
                STRATEGIC INCOME FUND          November 28, 2001
              SMITH BARNEY HIGH INCOME FUND    November 28, 2001
              SMITH BARNEY MUNICIPAL HIGH
                INCOME FUND                    November 28, 2001
              SMITH BARNEY TOTAL RETURN BOND
                FUND                           November 28, 2001
           SMITH BARNEY INVESTMENT FUNDS INC.
              SMITH BARNEY GROUP SPECTRUM
                FUND                           January 28, 2002
              SMITH BARNEY HANSBERGER
                GLOBAL VALUE FUND              August 28, 2001
              SMITH BARNEY PREMIER SELECTIONS
                ALL CAP GROWTH FUND            August 28, 2001
              SMITH BARNEY PREMIER SELECTIONS
                GLOBAL GROWTH FUND             August 28, 2001
              SMITH BARNEY PREMIER SELECTIONS
                LARGE CAP FUND                 August 28, 2001
              SMITH BARNEY SMALL CAP VALUE
                FUND                           January 28, 2002
              SMITH BARNEY SMALL CAP GROWTH    January 28, 2002,
                FUND                           Revised March 1, 2002
           SMITH BARNEY INVESTMENT SERIES
              SMITH BARNEY GROWTH AND
                INCOME FUND                    February 28, 2002
              SMITH BARNEY INTERNATIONAL
                AGGRESSIVE GROWTH FUND         February 28, 2002
              SMITH BARNEY LARGE CAP CORE
                FUND                           February 28, 2002

              SMITH BARNEY INVESTMENT TRUST
                 SMITH BARNEY INTERMEDIATE
                   MATURITY CALIFORNIA
                   MUNICIPALS FUND               March 29, 2002
                 SMITH BARNEY INTERMEDIATE
                   MATURITY NEW YORK
                   MUNICIPALS FUND               March 29, 2002
                 SMITH BARNEY LARGE
                   CAPITALIZATION GROWTH FUND    March 29, 2002
                 SMITH BARNEY MID CAP CORE FUND  March 29, 2002
              SMITH BARNEY MANAGED
                GOVERNMENTS FUND INC.            November 28, 2001
              SMITH BARNEY MANAGED MUNICIPALS
                FUND INC.                        June 28, 2001
              SMITH BARNEY MASSACHUSETTS
                MUNICIPALS FUND                  March 29, 2002
              SMITH BARNEY MUNI FUNDS
                 FLORIDA PORTFOLIO               July 30, 2001
                 GEORGIA PORTFOLIO               July 30, 2001
                 LIMITED TERM PORTFOLIO          July 30, 2001
                 NATIONAL PORTFOLIO              July 30, 2001
                 NEW YORK PORTFOLIO              July 30, 2001
                 PENNSYLVANIA PORTFOLIO          July 30, 2001
              SMITH BARNEY NEW JERSEY MUNICIPALS
                FUND, INC.                       July 30, 2001
              SMITH BARNEY OREGON MUNICIPALS
                FUND                             August 28, 2001

             SMITH BARNEY SECTOR SERIES INC.
                SMITH BARNEY FINANCIAL SERVICES
                  FUND                           February 28, 2002
                SMITH BARNEY BIOTECHNOLOGY
                  FUND                           February 28, 2002
                SMITH BARNEY GLOBAL MEDIA AND
                  TELECOMMUNICATIONS FUND        February 28, 2002
                SMITH BARNEY TECHNOLOGY FUND     February 28, 2002
                SMITH BARNEY HEALTH SCIENCES
                  FUND                           February 28, 2002
             SMITH BARNEY WORLD FUNDS, INC.      February 28, 2002
                EUROPEAN PORTFOLIO
                GLOBAL GOVERNMENT BOND
                  PORTFOLIO
                INTERNATIONAL ALL CAP GROWTH
                  PORTFOLIO

FD 02530

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